Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000219740 | U.S. Treasury Bills, , 03/18/2025, 4.263
Holdings [Line Items]
Percent of Total Investments	11.40%
C000219740 | U.S. Treasury Bills, , 03/11/2025, 4.268
Holdings [Line Items]
Percent of Total Investments	10.60%
C000219740 | U.S. Treasury Bills, , 04/08/2025, 4.268
Holdings [Line Items]
Percent of Total Investments	10.60%
C000219740 | U.S. Treasury Bills, , 04/15/2025, 4.268
Holdings [Line Items]
Percent of Total Investments	10.10%
C000219740 | U.S. Treasury Bills, , 03/04/2025, 4.266
Holdings [Line Items]
Percent of Total Investments	9.30%
C000219740 | U.S. Treasury Bills, , 04/29/2025, 4.322
Holdings [Line Items]
Percent of Total Investments	8.90%
C000219740 | U.S. Treasury Bills, , 04/01/2025, 4.148
Holdings [Line Items]
Percent of Total Investments	8.80%
C000219740 | U.S. Treasury Bills, , 04/03/2025, 4.278
Holdings [Line Items]
Percent of Total Investments	5.70%
C000219740 | U.S. Treasury Bills, , 03/25/2025, 4.275
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219740 | U.S. Treasury Bills, , 03/06/2025, 4.406
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219740 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	100.00%
C000012087 | U.S. Treasury Notes, , 05/31/2026, 0.75
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012087 | U.S. Treasury Notes, , 01/15/2027, 4
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012087 | U.S. Treasury Notes, , 03/15/2027, 4.25
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012087 | U.S. Treasury Notes, , 05/15/2027, 4.5
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012087 | U.S. Treasury Notes, , 07/31/2026, 4.375
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012087 | U.S. Treasury Notes, , 04/15/2026, 3.75
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012087 | U.S. Treasury Notes, , 05/15/2026, 3.625
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012087 | U.S. Treasury Notes, , 06/15/2027, 4.625
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012087 | U.S. Treasury Notes, , 04/15/2027, 4.5
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012087 | U.S. Treasury Notes, , 08/31/2026, 0.75
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012087 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012087 | 1-2 Years
Holdings [Line Items]
Percent of Total Investments	53.00%
C000012087 | 2-3 Years
Holdings [Line Items]
Percent of Total Investments	45.80%
C000037537 | U.S. Treasury Notes, , 02/15/2029, 2.625
Holdings [Line Items]
Percent of Total Investments	4.10%
C000037537 | U.S. Treasury Notes, , 10/31/2028, 1.375
Holdings [Line Items]
Percent of Total Investments	3.70%
C000037537 | U.S. Treasury Notes, , 11/30/2030, 4.375
Holdings [Line Items]
Percent of Total Investments	3.60%
C000037537 | U.S. Treasury Notes, , 09/30/2028, 1.25
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037537 | U.S. Treasury Notes, , 07/31/2028, 1
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037537 | U.S. Treasury Notes, , 08/15/2028, 2.875
Holdings [Line Items]
Percent of Total Investments	3.10%
C000037537 | U.S. Treasury Notes, , 05/15/2029, 2.375
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037537 | U.S. Treasury Notes, , 11/15/2028, 3.125
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037537 | U.S. Treasury Notes, , 08/31/2030, 4.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037537 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037537 | 1-2 Years
Holdings [Line Items]
Percent of Total Investments	0.00%
C000037537 | 2-3 Years
Holdings [Line Items]
Percent of Total Investments	0.70%
C000037537 | 3-4 Years
Holdings [Line Items]
Percent of Total Investments	33.80%
C000037537 | 4-5 Years
Holdings [Line Items]
Percent of Total Investments	27.00%
C000037537 | 5-6 Years
Holdings [Line Items]
Percent of Total Investments	20.40%
C000037537 | 6-7 Years
Holdings [Line Items]
Percent of Total Investments	18.10%
C000012088 | U.S. Treasury Notes, , 05/15/2034, 4.375
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012088 | U.S. Treasury Notes, , 02/15/2034, 4
Holdings [Line Items]
Percent of Total Investments	9.80%
C000012088 | U.S. Treasury Notes, , 08/15/2034, 3.875
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012088 | U.S. Treasury Notes, , 11/15/2033, 4.5
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012088 | U.S. Treasury Notes, , 11/15/2034, 4.25
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012088 | U.S. Treasury Notes, , 11/15/2032, 4.125
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012088 | U.S. Treasury Notes, , 08/15/2033, 3.875
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012088 | U.S. Treasury Notes, , 02/15/2033, 3.5
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012088 | U.S. Treasury Notes, , 05/15/2033, 3.375
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012088 | U.S. Treasury Notes, , 08/15/2032, 2.75
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012088 | 6-7 Years
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012088 | 7-8 Years
Holdings [Line Items]
Percent of Total Investments	27.40%
C000012088 | 8-9 Years
Holdings [Line Items]
Percent of Total Investments	33.40%
C000012088 | 9-10 Years
Holdings [Line Items]
Percent of Total Investments	34.50%
C000037538 | U.S. Treasury Bonds, , 11/15/2043, 4.75
Holdings [Line Items]
Percent of Total Investments	5.60%
C000037538 | U.S. Treasury Bonds, , 02/15/2044, 4.5
Holdings [Line Items]
Percent of Total Investments	5.60%
C000037538 | U.S. Treasury Bonds, , 11/15/2041, 2
Holdings [Line Items]
Percent of Total Investments	5.20%
C000037538 | U.S. Treasury Bonds, , 05/15/2041, 2.25
Holdings [Line Items]
Percent of Total Investments	4.80%
C000037538 | U.S. Treasury Bonds, , 02/15/2041, 1.875
Holdings [Line Items]
Percent of Total Investments	4.70%
C000037538 | U.S. Treasury Bonds, , 02/15/2043, 3.875
Holdings [Line Items]
Percent of Total Investments	4.50%
C000037538 | U.S. Treasury Bonds, , 08/15/2041, 1.75
Holdings [Line Items]
Percent of Total Investments	4.50%
C000037538 | U.S. Treasury Bonds, , 08/15/2042, 2.75
Holdings [Line Items]
Percent of Total Investments	4.30%
C000037538 | U.S. Treasury Bonds, , 08/15/2044, 4.125
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037538 | U.S. Treasury Bonds, , 08/15/2043, 4.375
Holdings [Line Items]
Percent of Total Investments	3.80%
C000037538 | 4-5 Years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000037538 | 5-6 Years
Holdings [Line Items]
Percent of Total Investments	0.00%
C000037538 | 6-7 Years
Holdings [Line Items]
Percent of Total Investments	0.00%
C000037538 | 7-8 Years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000037538 | 9-10 Years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000037538 | 10-11 Years
Holdings [Line Items]
Percent of Total Investments	0.80%
C000037538 | 11-12 Years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037538 | 12-13 Years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000037538 | 13-14 Years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000037538 | 14-15 Years
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037538 | 15-16 Years
Holdings [Line Items]
Percent of Total Investments	14.00%
C000037538 | 16-17 Years
Holdings [Line Items]
Percent of Total Investments	18.40%
C000037538 | 17-18 Years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000037538 | 18-19 Years
Holdings [Line Items]
Percent of Total Investments	26.30%
C000037538 | 19-20 Years
Holdings [Line Items]
Percent of Total Investments	13.80%
C000012090 | U.S. Treasury Bonds, , 08/15/2051, 2
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012090 | U.S. Treasury Bonds, , 02/15/2051, 1.875
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012090 | U.S. Treasury Bonds, , 11/15/2051, 1.875
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012090 | U.S. Treasury Bonds, , 08/15/2053, 4.125
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012090 | U.S. Treasury Bonds, , 11/15/2053, 4.75
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012090 | U.S. Treasury Bonds, , 11/15/2050, 1.625
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012090 | U.S. Treasury Bonds, , 05/15/2054, 4.625
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012090 | U.S. Treasury Bonds, , 08/15/2054, 4.25
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012090 | U.S. Treasury Bonds, , 02/15/2054, 4.25
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012090 | U.S. Treasury Bonds, , 05/15/2053, 3.625
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012090 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012090 | 20-25 Years
Holdings [Line Items]
Percent of Total Investments	34.50%
C000012090 | 25-30 Years
Holdings [Line Items]
Percent of Total Investments	64.40%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2052, 0
Holdings [Line Items]
Percent of Total Investments	9.00%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2050, 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	7.40%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	6.80%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2050, 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	5.40%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2054, 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 05/15/2054, 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221912 | 20-25 Years
Holdings [Line Items]
Percent of Total Investments	4.20%
C000221912 | 25-30 Years
Holdings [Line Items]
Percent of Total Investments	95.80%
C000037536 | U.S. Treasury Bills, , 05/15/2025, 4.562
Holdings [Line Items]
Percent of Total Investments	5.30%
C000037536 | U.S. Treasury Bills, , 04/03/2025, 4.293
Holdings [Line Items]
Percent of Total Investments	4.90%
C000037536 | U.S. Treasury Bills, , 05/01/2025, 4.267
Holdings [Line Items]
Percent of Total Investments	4.20%
C000037536 | U.S. Treasury Bills, , 07/17/2025, 4.269
Holdings [Line Items]
Percent of Total Investments	4.10%
C000037536 | U.S. Treasury Bills, , 04/17/2025, 4.818
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037536 | U.S. Treasury Bills, , 07/03/2025, 4.224
Holdings [Line Items]
Percent of Total Investments	3.90%
C000037536 | U.S. Treasury Bills, , 04/24/2025, 4.369
Holdings [Line Items]
Percent of Total Investments	3.80%
C000037536 | U.S. Treasury Bills, , 03/18/2025, 4.321
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037536 | U.S. Treasury Bills, , 03/25/2025, 4.348
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037536 | U.S. Treasury Bills, , 04/10/2025, 4.362
Holdings [Line Items]
Percent of Total Investments	3.10%
C000037536 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	100.00%
C000053739 | California Educational Facilities Authority,U-6,05/01/2045,,5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053739 | California State University,2024A,11/01/2055,,5.5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053739 | San Francisco City & County Public Utilities Commission Wastewater,2024C,10/01/2054,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | State of California,,11/01/2032,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | University of California,2023BN,05/15/2040,,5.5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | Bay Area Toll Authority,2023A,04/01/2055,,1.34999995
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | Los Angeles Unified School District,2024A,07/01/2034,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | State of California,,09/01/2041,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | State of California,,11/01/2031,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | San Diego Unified School District,2023A-3,07/01/2048,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | AAA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000053739 | AA+
Holdings [Line Items]
Percent of Total Investments	10.10%
C000053739 | AA
Holdings [Line Items]
Percent of Total Investments	18.00%
C000053739 | AA-
Holdings [Line Items]
Percent of Total Investments	36.30%
C000053739 | A+
Holdings [Line Items]
Percent of Total Investments	4.60%
C000053739 | A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000053739 | A-
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053739 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053739 | Not Rated
Holdings [Line Items]
Percent of Total Investments	14.60%
C000052220 | New York
Holdings [Line Items]
Percent of Total Investments	21.90%
C000052220 | California
Holdings [Line Items]
Percent of Total Investments	17.20%
C000052220 | Texas
Holdings [Line Items]
Percent of Total Investments	10.40%
C000052220 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052220 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052220 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	4.00%
C000052220 | Washington
Holdings [Line Items]
Percent of Total Investments	3.70%
C000052220 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052220 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000052220 | Georgia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000052220 | AAA
Holdings [Line Items]
Percent of Total Investments	23.10%
C000052220 | AA+
Holdings [Line Items]
Percent of Total Investments	21.00%
C000052220 | AA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000052220 | AA-
Holdings [Line Items]
Percent of Total Investments	15.80%
C000052220 | A+
Holdings [Line Items]
Percent of Total Investments	5.00%
C000052220 | A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000052220 | A-
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052220 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.30%
C000052220 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.60%
C000052220 | BBB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000052220 | BB+
Holdings [Line Items]
Percent of Total Investments	0.00%
C000053740 | Utility Debt Securitization Authority,2023TE-1,12/15/2041,,5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | Empire State Development Corp.,2017A,03/15/2029,,5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | New York City Transitional Finance Authority Future Tax Secured,2023A-1,08/01/2042,,5.25
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | Triborough Bridge & Tunnel Authority,2025A,02/01/2028,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | New York State Dormitory Authority,2020A,07/01/2026,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | New York Power Authority,2024A,11/15/2035,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | New York City Transitional Finance Authority,2024G-1,05/01/2043,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | Battery Park City Authority,2019D-2,11/01/2038,,1.50000035
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | New York State Dormitory Authority,2024A,07/01/2054,,5.5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | Empire State Development Corp.,2024A,03/15/2054,,5
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053740 | AAA
Holdings [Line Items]
Percent of Total Investments	24.90%
C000053740 | AA+
Holdings [Line Items]
Percent of Total Investments	21.00%
C000053740 | AA
Holdings [Line Items]
Percent of Total Investments	22.30%
C000053740 | AA-
Holdings [Line Items]
Percent of Total Investments	11.30%
C000053740 | A+
Holdings [Line Items]
Percent of Total Investments	2.10%
C000053740 | A
Holdings [Line Items]
Percent of Total Investments	5.70%
C000053740 | A-
Holdings [Line Items]
Percent of Total Investments	3.70%
C000053740 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.20%
C000053740 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.80%
C000069126 | New York
Holdings [Line Items]
Percent of Total Investments	12.90%
C000069126 | California
Holdings [Line Items]
Percent of Total Investments	11.80%
C000069126 | Texas
Holdings [Line Items]
Percent of Total Investments	11.20%
C000069126 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000069126 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.00%
C000069126 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069126 | Washington
Holdings [Line Items]
Percent of Total Investments	4.50%
C000069126 | Maryland
Holdings [Line Items]
Percent of Total Investments	4.10%
C000069126 | Virginia
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069126 | Minnesota
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069126 | AAA
Holdings [Line Items]
Percent of Total Investments	32.00%
C000069126 | AA+
Holdings [Line Items]
Percent of Total Investments	20.80%
C000069126 | AA
Holdings [Line Items]
Percent of Total Investments	14.10%
C000069126 | AA-
Holdings [Line Items]
Percent of Total Investments	12.50%
C000069126 | A+
Holdings [Line Items]
Percent of Total Investments	5.00%
C000069126 | A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069126 | A-
Holdings [Line Items]
Percent of Total Investments	4.60%
C000069126 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.00%
C000069126 | Not Rated
Holdings [Line Items]
Percent of Total Investments	8.90%
C000069126 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069125 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000069125 | 0-1 Years
Holdings [Line Items]
Percent of Total Investments	3.60%
C000069125 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	66.40%
C000069125 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000069125 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	6.80%
C000069125 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069125 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069125 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	95.70%
C000069125 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069125 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227271 | A
Holdings [Line Items]
Percent of Total Investments	0.80%
C000227271 | A-
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227271 | BBB+
Holdings [Line Items]
Percent of Total Investments	28.60%
C000227271 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.50%
C000227271 | BBB
Holdings [Line Items]
Percent of Total Investments	49.10%
C000227271 | BB+
Holdings [Line Items]
Percent of Total Investments	1.70%
C000227271 | BBB-
Holdings [Line Items]
Percent of Total Investments	17.10%
C000227271 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227271 | 0-1 Years
Holdings [Line Items]
Percent of Total Investments	6.40%
C000227271 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	31.70%
C000227271 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	30.40%
C000227271 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227271 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	21.60%
C000231752 | A
Holdings [Line Items]
Percent of Total Investments	46.10%
C000231752 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.20%
C000231752 | Aaa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000231752 | Aa
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231752 | Baa
Holdings [Line Items]
Percent of Total Investments	43.90%
C000231752 | Ba
Holdings [Line Items]
Percent of Total Investments	2.60%
C000231752 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	7.40%
C000231752 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	20.60%
C000231752 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	36.80%
C000231752 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	9.10%
C000231752 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	26.10%